Document and Entity Information	Dec. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000097745
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	THERMO FISHER SCIENTIFIC INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8002
Entity Tax Identification Number	04-2209186
Entity Address, Address Line One	168 Third Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	622-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	TMO
Security Exchange Name	NYSE
Zero 750 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2024
Trading Symbol	TMO 24A
Security Exchange Name	NYSE
Zero 125 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Notes due 2025
Trading Symbol	TMO 25B
Security Exchange Name	NYSE
Two 000 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2025
Trading Symbol	TMO 25
Security Exchange Name	NYSE
One 400 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.400% Notes due 2026
Trading Symbol	TMO 26A
Security Exchange Name	NYSE
One 450 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.450% Notes due 2027
Trading Symbol	TMO 27
Security Exchange Name	NYSE
One 750 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Notes due 2027
Trading Symbol	TMO 27B
Security Exchange Name	NYSE
Zero 500 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2028
Trading Symbol	TMO 28A
Security Exchange Name	NYSE
One 375 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2028
Trading Symbol	TMO 28
Security Exchange Name	NYSE
One 950 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.950% Notes due 2029
Trading Symbol	TMO 29
Security Exchange Name	NYSE
Zero 875 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2031
Trading Symbol	TMO 31
Security Exchange Name	NYSE
Two 375 Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2032
Trading Symbol	TMO 32
Security Exchange Name	NYSE
Two 875 Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2037
Trading Symbol	TMO 37
Security Exchange Name	NYSE
One 500 Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2039
Trading Symbol	TMO 39
Security Exchange Name	NYSE
One 875 Notes Due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2049
Trading Symbol	TMO 49
Security Exchange Name	NYSE